PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	$ 53,801,000	$ 53,069,000
Statement [Line Items]
Beginning Balance	80,323,000	69,141,000
Additions/ Transfers	5,139,000	12,020,000
Writendowns	(3,703,000)	(798,000)
Effect Of Movements In Exchange Rates	(40,000)	(40,000)
Ending balance	81,719,000	80,323,000
Accumulated Depletion And Depreciation, Beginning Balance	27,254,000	25,085,000
Accumulated Depletion And Depreciation, Additions / Transfers	3,379,000	2,822,000
Accumulated Depletion And Depreciation, Writedowns	(2,715,000)	(653,000)
Accumulated Depletion And Depreciation, Ending Balance	27,918,000	27,254,000
Computer equipment [member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	763,000	1,148,000
Statement [Line Items]
Beginning Balance	1,929,000	774,000
Additions/ Transfers	18,000	1,176,000
Writendowns	(183,000)	(22,000)
Effect Of Movements In Exchange Rates	(1,000)	1,000
Ending balance	1,763,000	1,929,000
Accumulated Depletion And Depreciation, Beginning Balance	781,000	598,000
Accumulated Depletion And Depreciation, Additions / Transfers	401,000	204,000
Accumulated Depletion And Depreciation, Writedowns	(182,000)	(21,000)
Accumulated Depletion And Depreciation, Ending Balance	1,000,000	781,000
Buildings and construction in process [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	11,752,000	12,047,000
Statement [Line Items]
Beginning Balance	15,370,000	14,693,000
Additions/ Transfers	445,000	701,000
Writendowns	(822,000)	0
Effect Of Movements In Exchange Rates	(11,000)	(24,000)
Ending balance	14,982,000	15,370,000
Accumulated Depletion And Depreciation, Beginning Balance	3,323,000	3,029,000
Accumulated Depletion And Depreciation, Additions / Transfers	339,000	294,000
Accumulated Depletion And Depreciation, Writedowns	(432,000)	0
Accumulated Depletion And Depreciation, Ending Balance	3,230,000	3,323,000
Mining Property [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	9,331,000	8,902,000
Statement [Line Items]
Beginning Balance	18,375,000	14,687,000
Additions/ Transfers	870,000	3,716,000
Writendowns	0	0
Effect Of Movements In Exchange Rates	(15,000)	(28,000)
Ending balance	19,230,000	18,375,000
Accumulated Depletion And Depreciation, Beginning Balance	9,473,000	9,106,000
Accumulated Depletion And Depreciation, Additions / Transfers	426,000	367,000
Accumulated Depletion And Depreciation, Writedowns	0	0
Accumulated Depletion And Depreciation, Ending Balance	9,899,000	9,473,000
Office Equipment Furniture And Fixtures [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	548,000	296,000
Statement [Line Items]
Beginning Balance	844,000	763,000
Additions/ Transfers	395,000	78,000
Writendowns	(36,000)	(6,000)
Effect Of Movements In Exchange Rates	(12,000)	9,000
Ending balance	1,191,000	844,000
Accumulated Depletion And Depreciation, Beginning Balance	548,000	441,000
Accumulated Depletion And Depreciation, Additions / Transfers	130,000	111,000
Accumulated Depletion And Depreciation, Writedowns	(35,000)	(4,000)
Accumulated Depletion And Depreciation, Ending Balance	643,000	548,000
Mine Machinery And Transportation Equipment [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	11,034,000	12,339,000
Statement [Line Items]
Beginning Balance	17,573,000	14,930,000
Additions/ Transfers	417,000	3,270,000
Writendowns	(1,679,000)	(629,000)
Effect Of Movements In Exchange Rates	20,000	2,000
Ending balance	16,331,000	17,573,000
Accumulated Depletion And Depreciation, Beginning Balance	5,235,000	5,178,000
Accumulated Depletion And Depreciation, Additions / Transfers	1,534,000	676,000
Accumulated Depletion And Depreciation, Writedowns	(1,472,000)	(619,000)
Accumulated Depletion And Depreciation, Ending Balance	5,297,000	5,235,000
Mill Machinery And Processing Equipment [Member]
PLANT EQUIPMENT AND MINING PROPERTIES
Net book value	20,373,000	18,338,000
Statement [Line Items]
Beginning Balance	26,232,000	23,294,000
Additions/ Transfers	2,994,000	3,079,000
Writendowns	(983,000)	(141,000)
Effect Of Movements In Exchange Rates	(21,000)	0
Ending balance	28,222,000	26,232,000
Accumulated Depletion And Depreciation, Beginning Balance	7,894,000	6,733,000
Accumulated Depletion And Depreciation, Additions / Transfers	549,000	1,170,000
Accumulated Depletion And Depreciation, Writedowns	(594,000)	(9,000)
Accumulated Depletion And Depreciation, Ending Balance	$ 7,849,000	$ 7,894,000